SEGMENT AND GEOGRAPHIC INFORMATION - Revenue from customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SEGMENT AND GEOGRAPHIC INFORMATION
Number of operating segment | segment	1
Number of reportable segments | segment	1
Total net revenue	$ 809,844	$ 647,040	$ 508,685
North America
SEGMENT AND GEOGRAPHIC INFORMATION
Total net revenue	667,749	546,790	414,105
Israel
SEGMENT AND GEOGRAPHIC INFORMATION
Total net revenue	27,763	29,415	26,256
Others
SEGMENT AND GEOGRAPHIC INFORMATION
Total net revenue	$ 114,332	$ 70,835	$ 68,324